Lessor Accounting (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of lease income

	Years ended December 31
	2021	2020

	(Millions of yen)
Lease income – sales-type and direct financing leases
Revenue at lease commencement	84,895	92,133
Interest income on lease receivables	18,351	18,594

	103,246	110,727
Lease income – operating leases	27,122	23,878
Variable lease income	5,277	5,343

	135,645	139,948

Components of Finance Receivables	The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2021	2020

	(Millions of yen)
Total minimum lease payments receivable	366,051	337,265
Unguaranteed residual values	12,192	11,459
Executory costs	—	—
Unearned income	(31,619)	(29,541)

	346,624	319,183
Less allowance for credit losses	(3,791)	(3,068)

	342,833	316,115
Less current portion	(119,902)	(108,837)

	222,931	207,278

Activity in Allowance for Credit Losses
The activities in the allowance for credit losses are as follows:

	Years ended December 31
	2021	2020

	(Millions of yen)
Balance at beginning of year	3,068	2,627
Charge-offs	(2,157)	(2,199)
Provision	2,331	2,351
Translation adjustments and other	549	289

Balance at end of year	3,791	3,068

Future Minimum Lease Payments to be Received under Financing Leases and Noncancelable Operating Leases
The following is a schedule by year of the future minimum lease payments to be received under finance leases and non-cancellable
operating leases at December 31, 2021.

	Financing leases	Operating leases

	(Millions of yen)
Year ending December 31:
2022	131,113	11,578
2023	99,168	7,168
2024	68,241	4,914
2025	41,600	2,972
2026	18,550	1,471
Thereafter	7,379	1,402

	366,051	29,505